Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Total assets of the VIE	¥ 170	¥ 177
Time deposits, total	4,942	2,935	28,907
Restricted cash	¥ 2,237	¥ 2,136	¥ 925
Net actuarial gain and losses	20.00%	20.00%	20.00%
Deferred tax benefit	50.00%
Long-term contracts for revenue recognition	2.40%	2.30%	2.20%
Weighted average number of shares outstanding	1,255,950,622	1,262,533,879	1,271,778,025
Potentially dilutive shares outstanding	0	0	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	20.00%
JAPAN
Summary Of Significant Accounting Policies [Line Items]
Number of plants	20
Overseas
Summary Of Significant Accounting Policies [Line Items]
Number of plants	29
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	50 years
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	14 years